Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Rent expenses	$ 4,702	$ 2,406	$ 7,785	$ 4,597	$ 10,412,000	$ 5,266,000	$ 3,431,000
Letter of Credit [Member] | Pacific Western Bank
Other Commitments [Line Items]
Letters of Credit Outstanding, Amount	$ 5,053,000		$ 5,053,000		$ 4,481,000	$ 4,481,000